Accounts Payable, Accrued Expenses and Dividends Payable on Series C Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Payable and Accrued Expenses
Accounts Payable, Accrued Expenses and Dividends Payable on Series C Preferred Stock
(6)	Accounts Payable and Accrued Expenses

Prior to 2017, the Company’s primary source of royalty revenues was derived from sales of PegIntron, which is marketed by Merck & Co., Inc. (“Merck”). At December 31, 2022, we recorded a liability to Merck of approximately $331,000, based primarily on Merck’s assertions regarding recoupments related to prior returns and rebates. Since then, no additional royalties or recoupments related to PegIntron were reported by Merck. As such, as asserted by Merck, the Company’s recorded liability to Merck remained at $331,000 at September 30, 2025 and December 31, 2024, included in accounts payable. The Company will receive no future royalties or chargebacks from Merck.

Accrued expenses and other current liabilities consisted of the following as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30,	December 31,
	2025	2024
Professional and consulting fees	$67	$67
Accrued transaction costs	128	—
Other	14	5
	$209	$72

(4)	Accounts Payable, Accrued Expenses and Dividends Payable on Series C Preferred Stock

Prior to 2017, the Company’s primary source of royalty revenues was derived from sales of PegIntron, which is marketed by Merck & Co., Inc. (“Merck”). At December 31, 2022, we recorded a liability to Merck of approximately $331,000, based primarily on Merck’s assertions regarding recoupments related to prior returns and rebates. During the years ended December 31, 2024 and 2023, no additional royalties or recoupments related to PegIntron were reported by Merck. As such, as asserted by Merck, the Company’s recorded liability to Merck remained at $331,000 at December 31, 2024 and 2023. The Company will receive no future royalties or chargebacks from Merck.

Accrued expenses and other current liabilities consisted of the following as of December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Professional and consulting fees	$67	$92
Other	5	16
	$72	$108

On December 20, 2024, the Board declared a cash dividend of 3% of the liquidation preference ($42,483,286) of the Series C Preferred Stock, aggregating approximately $1,275,000 ($31.86 per share). Such dividend was accrued at December 31, 2024 and paid on January 9, 2025.